VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Par Value(1)	Value
U.S. Government Securities—4.3%
U.S. Treasury Bonds
4.000%, 11/15/52	$2,140	$1,856
3.625%, 5/15/53	1,070	866
4.250%, 2/15/54	2,195	1,984
4.250%, 8/15/54	1,010	913
4.500%, 11/15/54	3,100	2,924
4.625%, 2/15/55	19,465	18,749
U.S. Treasury Notes
3.875%, 7/31/30	4,320	4,352
4.625%, 2/15/35	6,150	6,384
Total U.S. Government Securities (Identified Cost $39,015)		38,028

Foreign Government Securities—14.3%
Arab Republic of Egypt
144A 8.625%, 2/4/30(2)	243	269
144A 5.875%, 2/16/31(2)	1,204	1,203
144A 8.500%, 1/31/47(2)	1,365	1,338
144A 8.750%, 9/30/51(2)	758	754
Benin Government International Bond 144A 7.960%, 2/13/38(2)	211	219
Bolivarian Republic of Venezuela RegS 12.750%, 8/23/22(3)(4)	2,135	678
Brazil Notas do Tesouro Nacional Series F 10.000%, 1/1/31	20,810 BRL	3,341
Bulgaria Government International Bond RegS 5.000%, 3/5/37(4)	698	693
Costa Rica Government
144A 6.550%, 4/3/34(2)	969	1,055
144A 7.300%, 11/13/54(2)	603	676
Czech Republic Government Bond 1.750%, 6/23/32	80,170 CZK	3,357
Dominican Republic
144A 5.875%, 10/28/35(2)	1,236	1,238
144A 6.600%, 6/1/36(2)	627	661
144A 6.950%, 3/15/37(2)	892	959
RegS 6.950%, 3/15/37(4)	1,402	1,508
Dubai Government International Bonds RegS 3.900%, 9/9/50(4)	480	363
Eagle Funding Luxco S.a.r.l. 144A 5.500%, 8/17/30(2)	1,064	1,082
Federal Republic of Ethiopia 144A 6.625%, 12/11/26(2)(3)	260	279
Federative Republic of Brazil
6.000%, 10/20/33	1,458	1,474
6.625%, 3/15/35	1,917	1,976
7.250%, 1/12/56	1,075	1,065
Hungary Government International Bond
144A 6.250%, 9/22/32(2)	1,082	1,152
144A 5.500%, 6/16/34(2)	550	558
	Par Value(1)	Value

Foreign Government Securities—continued
144A 6.000%, 9/26/35(2)	$634	$660
144A 5.500%, 3/26/36(2)	1,784	1,783
RegS 2.125%, 9/22/31(4)	315	271
Islamic Republic of Pakistan 144A 7.375%, 4/8/31(2)	888	885
KSA Ijarah Sukuk Ltd. 144A 4.875%, 9/9/35(2)	659	662
Kyrgyz Republic International Bond 144A 7.750%, 6/3/30(2)	971	999
Lebanon Government International Bond RegS 7.000%, 3/23/32(3)(4)	1,029	238
Malaysia Government Bond 2.632%, 4/15/31	14,460 MYR	3,441
Mex Bonos Desarr
8.500%, 5/31/29	30,450 MXN	1,706
7.750%, 11/13/42	36,100 MXN	1,713
Oman Government International Bond 144A 6.500%, 3/8/47(2)	2,526	2,705
Republic of Angola
144A 8.000%, 11/26/29(2)	569	556
144A 9.244%, 1/15/31(2)	394	397
144A 8.750%, 4/14/32(2)	875	851
Republic of Argentina
0.750%, 7/9/30(5)	4,186	3,566
4.125%, 7/9/35(5)	1,971	1,466
4.125%, 7/9/46(5)	608	433
Republic of Cameroon RegS 9.500%, 7/31/31(4)	200	199
Republic of Chile
3.500%, 1/31/34	365	335
4.950%, 1/5/36	2,062	2,083
3.250%, 9/21/71	709	440
Republic of Colombia
7.375%, 4/25/30	531	561
8.000%, 11/14/35	2,513	2,677
7.750%, 11/7/36	1,085	1,131
Republic of Ecuador
RegS 6.900%, 7/31/30(4)(5)	1,713	1,694
RegS 6.900%, 7/31/35(4)(5)	246	217
RegS 5.000%, 7/31/40(4)(5)	258	200
Republic of El Salvador
RegS 9.250%, 4/17/30(4)	441	479
RegS 7.650%, 6/15/35(4)	903	936
RegS 7.625%, 2/1/41(4)	300	299
Republic of Gabon
144A 6.625%, 2/6/31(2)	477	368
144A 7.000%, 11/24/31(2)	333	255
RegS 9.500%, 2/18/29(4)	820	710
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
Republic of Ghana
144A 0.000%, 7/3/26(2)(6)	$9	$9
144A 0.000%, 1/3/30(2)(6)	25	22
RegS 0.000%, 7/3/26(4)(6)	4	4
RegS 0.000%, 1/3/30(4)(6)	11	10
RegS 5.000%, 7/3/35(4)(5)	1,457	1,329
Republic of Guatemala
144A 6.875%, 8/15/55(2)	647	692
RegS 6.250%, 8/15/36(4)	664	695
RegS 4.650%, 10/7/41(4)	512	441
Republic of Indonesia
4.550%, 1/11/28	325	328
2.850%, 2/14/30	1,050	993
4.750%, 9/10/34	720	719
5.600%, 1/15/35(7)	1,096	1,163
4.200%, 10/15/50	673	553
5.100%, 2/10/54(7)	182	176
Republic of Ivory Coast
144A 6.125%, 6/15/33(2)	753	753
144A 8.075%, 4/1/36(2)	255	275
144A 8.250%, 1/30/37(2)	678	736
Republic of Kazakhstan 144A 5.500%, 7/1/37(2)	1,435	1,474
Republic of Kenya
144A 7.875%, 10/9/33(2)	484	484
144A 9.500%, 3/5/36(2)	707	752
Republic of Mozambique 144A 9.000%, 9/15/31(2)(5)	693	592
Republic of Nigeria
144A 9.625%, 6/9/31(2)	421	477
144A 7.375%, 9/28/33(2)	1,012	1,027
144A 10.375%, 12/9/34(2)	1,636	1,939
144A 8.631%, 1/13/36(2)	299	322
Republic of Panama
3.875%, 3/17/28	655	643
8.000%, 3/1/38	294	344
3.870%, 7/23/60	1,884	1,244
Republic of Peru
2.783%, 1/23/31	271	251
5.375%, 2/8/35	1,463	1,493
3.600%, 1/15/72	831	527
Republic of Philippines
5.500%, 2/4/35	623	659
4.750%, 3/5/35	2,370	2,376
3.700%, 3/1/41	781	652
	Par Value(1)	Value

Foreign Government Securities—continued
Republic of Poland
4.875%, 10/4/33	$464	$470
5.125%, 9/18/34	544	556
5.375%, 2/12/35	1,688	1,753
5.500%, 4/4/53	207	198
Republic of Senegal 144A 6.250%, 5/23/33(2)	956	555
Republic of South Africa
5.875%, 6/22/30	326	338
5.375%, 7/24/44	203	172
5.650%, 9/27/47	2,109	1,783
8.750%, 2/28/48	67,900 ZAR	3,952
144A 6.125%, 12/11/37(2)	1,552	1,531
144A 7.950%, 11/19/54(2)	599	644
Republic of Sri Lanka
144A 4.000%, 4/15/28(2)	86	82
144A 3.100%, 1/15/30(2)(5)	431	407
144A 3.350%, 3/15/33(2)(5)	180	154
144A 3.600%, 6/15/35(2)(5)	1,704	1,293
144A 3.600%, 2/15/38(2)(5)	169	153
Republic of Turkiye
9.125%, 7/13/30	1,463	1,672
7.250%, 5/29/32	457	486
7.625%, 5/15/34	2,359	2,557
6.950%, 9/16/35	669	689
6.625%, 2/17/45	953	887
Republic of Zambia 144A 5.750%, 6/30/33(2)(5)	441	434
Republica Orient Uruguay
5.100%, 6/18/50	1,964	1,855
4.975%, 4/20/55	1,039	945
Romanian Government International Bond
144A 5.875%, 1/30/29(2)	1,632	1,687
144A 7.125%, 1/17/33(2)	1,482	1,612
144A 6.375%, 1/30/34(2)	355	369
144A 5.750%, 3/24/35(2)	370	365
144A 6.625%, 5/16/36(2)	842	878
Saudi International Bond
144A 5.625%, 1/13/35(2)	2,100	2,230
144A 4.500%, 10/26/46(2)	2,181	1,865
RegS 5.625%, 1/13/35(4)	770	818
Trinidad & Tobago Government International Bond
144A 5.950%, 1/14/31(2)	315	322
144A 6.400%, 6/26/34(2)	187	188
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
UAE International Government Bond
144A 4.050%, 7/7/32(2)	$344	$344
144A 4.951%, 7/7/52(2)	344	329
Ukraine Government Bond
144A 4.500%, 2/1/29(2)(5)	778	582
144A 0.000%, 2/1/30(2)(5)	4	3
144A 4.500%, 2/1/34(2)(5)	2	1
144A 4.500%, 2/1/35(2)(5)	96	57
144A 4.500%, 2/1/36(2)(5)	8	5
RegS 4.500%, 2/1/29(4)(5)	98	73
RegS 0.000%, 2/1/30(4)(5)	30	18
RegS 4.000%, 2/1/32(4)(5)	1,589	1,185
RegS 0.000%, 2/1/34(4)(5)	113	54
RegS 4.500%, 2/1/35(4)(5)	839	499
RegS 4.500%, 2/1/36(4)(5)	62	36
United Mexican States
5.375%, 3/22/33	1,437	1,424
3.500%, 2/12/34	384	332
6.625%, 1/29/38	908	948
6.338%, 5/4/53	1,210	1,151
3.771%, 5/24/61	398	245
Uzbekistan International Bond
144A 3.700%, 11/25/30(2)	304	282
144A 6.900%, 2/28/32(2)	709	761
Total Foreign Government Securities (Identified Cost $119,649)		127,197

Mortgage-Backed Securities—23.6%
Agency—10.8%
Federal Home Loan Mortgage Corporation
Pool #SD3238 5.500%, 12/1/52	237	241
Pool #SD5594 5.500%, 7/1/53	4,765	4,847
Pool #SD6322 4.500%, 8/1/53	5,002	4,920
Pool #SD8289 5.500%, 1/1/53	1,848	1,881
Pool #SD8309 6.000%, 3/1/53	2,840	2,926
Pool #SD8317 6.000%, 4/1/53	908	936
Pool #SD8382 5.000%, 12/1/53	6,092	6,087
Pool #SD8492 5.000%, 1/1/55	11,660	11,635
	Par Value(1)	Value

Agency—continued
Pool #SD8494 5.500%, 1/1/55	$7,654	$7,763
Pool #SL0019 5.500%, 1/1/55	8,432	8,554
Pool #SL0627 6.000%, 10/1/54	6,960	7,158
Pool #SL1127 6.000%, 12/1/54	7,457	7,657
Pool #SL2922 5.500%, 10/1/55	4,709	4,784
Federal National Mortgage Association
Pool #CB6857 4.500%, 8/1/53	2,049	2,011
Pool #FA1378 4.000%, 3/1/55	1,303	1,240
Pool #FA1728 6.000%, 10/1/53	6,608	6,789
Pool #FA1731 6.000%, 1/1/55	3,483	3,580
Pool #FS4438 5.000%, 11/1/52	837	838
Pool #FS7751 4.000%, 3/1/53	5,045	4,807
Pool #FS8479 5.500%, 8/1/53	3,395	3,455
Pool #MA4785 5.000%, 10/1/52	1,508	1,512
Pool #MA4805 4.500%, 11/1/52	1,284	1,258
Pool #MA5072 5.500%, 7/1/53	1,139	1,158
		96,037

Non-Agency—12.8%
A&D Mortgage Trust
2023-NQM3, A1 144A 6.733%, 7/25/68(2)(8)	1,413	1,421
2025-NQM2, A1 144A 5.790%, 6/25/70(2)(8)	997	1,006
ADMT 2024-NQM6, A1 144A 5.666%, 1/25/70(2)(8)	1,174	1,182
Ajax Mortgage Loan Trust 2022-B, A1 144A 3.500%, 3/27/62(2)(8)	1,118	1,085
ALA Trust 2025-OANA, A (1 month Term SOFR + 1.743%, Cap N/A, Floor 1.743%) 144A 5.494%, 6/15/40(2)(8)	2,200	2,208
AMSR Trust
2021-SFR2, C 144A 1.877%, 8/17/38(2)	510	500
2021-SFR3, D 144A 2.177%, 10/17/38(2)	540	529
Angel Oak Mortgage Trust
2022-5, A1 144A 4.500%, 5/25/67(2)(8)	2,784	2,770
2023-1, A1 144A 4.750%, 9/26/67(2)(8)	3,074	3,063
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(2)(8)	57	56
2019-2, A1 144A 3.347%, 4/25/49(2)(8)	130	127
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
2020-1, A3 144A 3.328%, 3/25/55(2)	$2,163	$1,998
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 4.670%, 3/15/37(2)(8)	1,625	1,538
BBCMS Trust 2018-CBM, A (1 month Term SOFR + 1.297%, Cap N/A, Floor 1.250%) 144A 5.048%, 7/15/37(2)(8)	2,296	2,243
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(2)(8)	85	84
BX Commercial Mortgage Trust 2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.142%, 3/15/41(2)(8)	1,346	1,347
BX Trust
2019-OC11, B 144A 3.605%, 12/9/41(2)	1,130	1,081
2019-OC11, D 144A 3.944%, 12/9/41(2)(8)	847	807
2022-CLS, A 144A 5.760%, 10/13/27(2)	1,773	1,779
CENT 2025-CITY, A 144A 4.920%, 7/10/40(2)(8)	2,010	2,034
Chase Mortgage Finance Corp.
2016-SH2, M2 144A 3.701%, 12/25/45(2)(8)	303	285
2016-SH2, M4 144A 3.701%, 12/25/45(2)(8)	1,346	1,252
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(2)(8)	745	712
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(2)(8)	294	290
COLT Mortgage Loan Trust
2022-3, A1 144A 3.901%, 2/25/67(2)(8)	491	483
2024-5, A1 144A 5.123%, 8/25/69(2)(8)	1,189	1,191
COOPR Residential Mortgage Trust 2025-CES2, A1A 144A 5.502%, 6/25/60(2)(8)	1,490	1,503
CoreVest American Finance Trust 2019-3, C 144A 3.265%, 10/15/52(2)	250	237
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(2)(8)	1,493	1,358
Deephaven Residential Mortgage Trust
2022-1, A1 144A 2.205%, 1/25/67(2)(8)	231	217
2025-INV1, A1 144A 5.087%, 11/25/60(2)(8)	1,232	1,235
EFMT 2025-NQM2, A1 144A 5.596%, 6/25/70(2)(8)	1,375	1,387
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(2)(8)	16	15
ELM Trust 2024-ELM, A10 144A 5.801%, 6/10/39(2)(8)	1,719	1,728
Fashion Show Mall LLC 2024-SHOW, A 144A 5.104%, 10/10/41(2)(8)	2,870	2,913
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(2)	460	452
	Par Value(1)	Value

Non-Agency—continued
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU, A (1 month Term SOFR + 1.450%, Cap N/A, Floor 1.450%) 144A 5.200%, 12/15/39(2)(8)	$1,100	$1,102
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(2)(8)	25	23
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(2)(8)	288	289
Houston Galleria Mall Trust 2025-HGLR, A 144A 5.462%, 2/5/45(2)(8)	1,450	1,502
Hudson Yards Mortgage Trust 2025-SPRL, A 144A 5.467%, 1/13/40(2)(8)	1,500	1,555
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(2)(8)	1,274	1,270
JP Morgan Seasoned Mortgage Trust Series 2024-1, A4 144A 4.377%, 1/25/63(2)(8)	1,165	1,142
JPMorgan Chase Commercial Mortgage Securities Trust 2024-OMNI, A 144A 5.797%, 10/5/39(2)(8)	1,285	1,310
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.565%, 10/25/29(2)(8)	238	229
2024-NQM1, A3 144A 5.947%, 2/25/64(2)(8)	757	764
2025-CES2, A1 144A 5.592%, 6/25/55(2)(8)	1,511	1,523
2025-NQM2, A1 144A 5.567%, 9/25/65(2)(8)	1,372	1,384
LHOME Mortgage Trust 2024-RTL1, A1 144A 7.017%, 1/25/29(2)(8)	1,200	1,204
MetLife Securitization Trust 2017-1A, M1 144A 3.389%, 4/25/55(2)(8)	425	390
MFA Trust
2022-INV1, A1 144A 3.907%, 4/25/66(2)(8)	1,081	1,073
2022-INV2, A1 144A 4.950%, 7/25/57(2)(8)	2,103	2,098
2022-NQM2, A1 144A 4.000%, 5/25/67(2)(8)	1,221	1,210
2024-NQM2, A1 144A 5.272%, 8/25/69(2)(8)	1,659	1,661
2021-INV1, A1 144A 0.852%, 1/25/56(2)(8)	35	34
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(2)(8)	156	155
2019-1, M2 144A 3.500%, 10/25/69(2)(8)	779	725
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(2)	1,290	1,340
Morgan Stanley Residential Mortgage Loan Trust 2024-INV4, A1 144A 6.000%, 9/25/54(2)(8)	678	692
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(2)	2,411	2,301
New Residential Mortgage Loan Trust
2017-2A, A3 144A 4.000%, 3/25/57(2)(8)	1,012	986
2018-2A, A1 144A 4.500%, 2/25/58(2)(8)	20	20
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
2021-NQ2R, A1 144A 0.941%, 10/25/58(2)(8)	$278	$267
2022-NQM2, A1 144A 3.079%, 3/27/62(2)(8)	1,327	1,262
NY Commercial Mortgage Trust 2025-299P, A 144A 5.664%, 2/10/47(2)(8)	1,210	1,272
NYC Commercial Mortgage Trust 2025-300P, A 144A 4.879%, 7/13/42(2)(8)	2,000	2,008
NYMT Loan Trust 2024-CP1, A1 144A 3.750%, 2/25/68(2)(8)	2,486	2,320
OBX Trust
2023-NQM5, A1A 144A 6.567%, 6/25/63(2)(8)	1,099	1,105
2023-NQM9, A1 144A 7.159%, 10/25/63(2)(8)	1,679	1,700
2024-NQM9, A1 144A 6.030%, 1/25/64(2)(8)	657	666
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(2)(8)	50	50
PMT Loan Trust
2024-INV1, A2 144A 6.000%, 10/25/59(2)(8)	1,226	1,250
2024-INV2, A1 144A 6.000%, 12/25/59(2)(8)	781	794
2025-INV7, A7 144A 6.000%, 6/25/56(2)(8)	1,571	1,596
PRET Trust
2024-RPL1, A1 144A 3.900%, 10/25/63(2)(8)	1,330	1,289
2025-NPL1, A1 144A 6.063%, 2/25/55(2)(8)	1,418	1,421
PRKCM Trust 2022-AFC1, A1A 144A 4.100%, 4/25/57(2)(8)	2,017	2,014
RCKT Mortgage Trust
2023-CES1, A1A 144A 6.515%, 6/25/43(2)(8)	464	466
2023-CES2, A1A 144A 6.808%, 9/25/43(2)(8)	445	449
2024-CES1, A1A 144A 6.025%, 2/25/44(2)(8)	721	727
2025-CES5, A1A 144A 5.687%, 5/25/55(2)(8)	1,683	1,704
RFR Trust 2025-SGRM, A 144A 5.379%, 3/11/41(2)(8)	1,500	1,535
RIDE 2025-SHRE, B 144A 5.826%, 2/14/47(2)(8)	1,500	1,539
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(2)	760	781
2024-CNTR, C 144A 6.471%, 11/13/41(2)	1,595	1,658
Sequoia Mortgage Trust 2013-8, B1 3.481%, 6/25/43(8)	100	98
SG Residential Mortgage Trust 2021-1, A1 144A 1.160%, 7/25/61(2)(8)	1,982	1,653
Starwood Mortgage Residential Trust 2021-5, A2 144A 2.178%, 9/25/66(2)(8)	1,810	1,594
THPT Mortgage Trust 2023-THL, A 144A 6.994%, 12/10/34(2)(8)	1,617	1,637
Towd Point Mortgage Trust
2016-4, B1 144A 3.961%, 7/25/56(2)(8)	485	474
	Par Value(1)	Value

Non-Agency—continued
2017-1, M1 144A 3.750%, 10/25/56(2)(8)	$1,150	$1,138
2017-4, A2 144A 3.000%, 6/25/57(2)(8)	850	813
2018-6, A1A 144A 3.750%, 3/25/58(2)(8)	14	14
2018-6, A2 144A 3.750%, 3/25/58(2)(8)	1,925	1,786
2019-2, A2 144A 3.750%, 12/25/58(2)(8)	1,798	1,651
2023-1, A1 144A 3.750%, 1/25/63(2)	1,334	1,296
2024-CES1, A1A 144A 5.848%, 1/25/64(2)(8)	779	783
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(2)	610	607
2020-SFR2, D 144A 2.281%, 11/17/39(2)	840	799
Verus Securitization Trust 2023-8, A1 144A 6.259%, 12/25/68(2)(8)	890	899
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(2)	40	39
2022-1, A2 144A 5.850%, 8/25/57(2)(8)	711	708
WSTN Trust 2023-MAUI, C 144A 7.690%, 7/5/37(2)(8)	2,150	2,182
		114,142

Total Mortgage-Backed Securities (Identified Cost $209,408)		210,179

Asset-Backed Securities—11.8%
Automobiles—4.3%
Arivo Acceptance Auto Loan Receivables Trust
2024-1A, B 144A 6.870%, 6/17/30(2)	1,510	1,543
2025-1A, A2 144A 4.920%, 5/15/29(2)	1,790	1,789
Avis Budget Rental Car Funding LLC
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(2)	841	851
(AESOP) 2024-1A, A 144A 5.360%, 6/20/30(2)	1,450	1,495
(AESOP) 2024-2A, D 144A 7.430%, 10/20/28(2)	1,959	2,003
Bridgecrest Lending Auto Securitization Trust 2025-1, C 5.150%, 12/17/29	1,675	1,693
CPS Auto Receivables Trust 2023-D, C 144A 7.170%, 1/15/30(2)	1,000	1,010
DT Auto Owner Trust
2023-1A, D 144A 6.440%, 11/15/28(2)	777	788
2023-3A, C 144A 6.400%, 5/15/29(2)	485	489
Exeter Automobile Receivables Trust
2023-3A, D 6.680%, 4/16/29	920	942
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Automobiles—continued
2024-5A, B 4.480%, 4/16/29	$1,810	$1,811
FHF Issuer Trust
2024-1A, B 144A 6.260%, 3/15/30(2)	1,100	1,100
2024-3A, C 144A 5.430%, 3/17/31(2)	1,700	1,605
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(2)	119	119
FinBe USA Trust 2025-1A, B 144A 6.600%, 12/16/30(2)	2,025	1,990
Flagship Credit Auto Trust 2023-1, D 144A 6.460%, 5/15/29(2)	1,780	1,735
GLS Auto Receivables Issuer Trust
2021-3A, E 144A 3.200%, 10/16/28(2)	1,960	1,950
2022-2A, D 144A 6.150%, 4/17/28(2)	598	604
Huntington Bank Auto Credit-Linked Notes 2024-1, B1 144A 6.153%, 5/20/32(2)	510	519
LAD Auto Receivables Trust
2023-1A, D 144A 7.300%, 6/17/30(2)	780	790
2023-2A, D 144A 6.300%, 2/15/31(2)	750	764
Lendbuzz Securitization Trust 2024-3A, B 144A 5.030%, 11/15/30(2)	1,865	1,848
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(2)	309	310
Octane Receivables Trust 2025-1A, A2 144A 4.250%, 2/20/31(2)	2,120	2,121
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(2)	1,220	1,222
Prestige Auto Receivables Trust 2025-1A, C 144A 5.520%, 2/15/30(2)	1,815	1,804
SAFCO Auto Receivables Trust 2024-1A, C 144A 6.960%, 1/18/30(2)	1,200	1,209
U.S. Bank N.A. 2023-1, B 144A 6.789%, 8/25/32(2)	251	253
United Auto Credit Securitization Trust 2023-1, D 144A 8.000%, 7/10/28(2)	623	628
Veros Auto Receivables Trust 2024-1, C 144A 7.570%, 12/15/28(2)	1,600	1,642
Westlake Automobile Receivables Trust 2024-2A, B 144A 5.620%, 3/15/30(2)	1,860	1,877
		38,504

Consumer Loans—0.3%
ACHV ABS Trust 2024-1PL, A 144A 5.900%, 4/25/31(2)	178	179
BHG Securitization Trust 2021-B, D 144A 3.170%, 10/17/34(2)	875	843
Reach ABS Trust 2024-1A, B 144A 6.290%, 2/18/31(2)	1,404	1,414
		2,436

	Par Value(1)	Value

Credit Card—0.2%
Mercury Financial Credit Card Master Trust 2024-2A, A 144A 6.560%, 7/20/29(2)	$1,430	$1,438
Other—6.9%
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(2)	1,926	1,954
Aqua Finance Issuer Trust 2025-A, A 144A 5.250%, 12/19/50(2)	1,411	1,437
Aqua Finance Trust
2019-A, C 144A 4.010%, 7/16/40(2)	372	366
2024-A, B 144A 5.060%, 4/18/50(2)	1,820	1,835
Auxilior Term Funding LLC 2024-1A, B 144A 5.690%, 7/15/31(2)	1,520	1,558
Bojangles Issuer LLC 2024-1A, A2 144A 6.584%, 11/20/54(2)	1,830	1,851
Business Jet Securities LLC 2024-2A, A 144A 5.364%, 9/15/39(2)	1,311	1,322
Commercial Equipment Finance LLC
2024-1A, A 144A 5.970%, 7/16/29(2)	639	646
2025-1A, A 144A 4.830%, 5/15/31(2)	1,802	1,810
COOPR Residential Mortgage Trust 2025-CES3, A1A 144A 4.840%, 9/25/60(2)(8)	1,661	1,656
DB Master Finance LLC 2025-1A, A2I 144A 4.891%, 8/20/55(2)	1,275	1,278
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(2)	157	158
EFMT 2025-CES4, A1 144A 5.431%, 6/25/60(2)(8)	1,501	1,513
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(2)	461	477
FAT Brands Royalty LLC 2021-1A, A2 144A 5.750%, 4/25/51(2)(9)	797	438
Foundation Finance Trust 2023-2A, A 144A 6.530%, 6/15/49(2)	511	533
Jersey Mike’s Funding LLC
2019-1A, A2 144A 4.433%, 2/15/50(2)	607	607
2024-1A, A2 144A 5.636%, 2/15/55(2)	1,886	1,924
Lendmark Funding Trust 2025-3A, A 144A 4.510%, 5/21/35(2)	1,300	1,300
Libra Solutions LLC 2024-1A, A 144A 5.880%, 9/30/38(2)	1,720	1,721
Mariner Finance Issuance Trust 2025-AA, A 144A 4.980%, 5/20/38(2)	2,070	2,096
MetroNet Infrastructure Issuer LLC 2025-2A, A2 144A 5.400%, 8/20/55(2)	1,635	1,658
MMP Capital LLC 2025-A, B 144A 5.720%, 12/15/31(2)	1,562	1,594
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(2)	153	154
MVW LLC 2024-1A, A 144A 5.320%, 2/20/43(2)	853	869
Octane Receivables Trust 2023-3A, C 144A 6.740%, 8/20/29(2)	780	799
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Other—continued
Oportun Issuance Trust 2024-2, B 144A 5.830%, 2/9/32(2)	$1,810	$1,814
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(2)	951	953
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(2)	1,718	1,746
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(2)	635	655
Purchasing Power Funding LLC 2024-A, B 144A 6.430%, 8/15/28(2)	1,580	1,587
RCKT Mortgage Trust
2023-CES3, A1A 144A 7.113%, 11/25/43(2)(8)	993	1,006
2024-CES3, A1A 144A 6.591%, 5/25/44(2)(8)	1,317	1,337
Scalelogix ABS U.S. Issuer LLC 2025-1A, A2 144A 5.673%, 7/25/55(2)	2,055	2,061
Sierra Timeshare Receivables Funding LLC 2023-2A, B 144A 6.280%, 4/20/40(2)	237	244
Subway Funding LLC 2024-1A, A2II 144A 6.268%, 7/30/54(2)	1,822	1,860
Switch ABS Issuer LLC
2024-2A, A2 144A 5.436%, 6/25/54(2)	1,925	1,931
2025-1A, A2 144A 5.036%, 3/25/55(2)	400	393
Taco Bell Funding LLC 2025-1A, A2I 144A 4.821%, 8/25/55(2)	2,100	2,088
TIC Home Improvement Trust 2024-A, A 144A 6.670%, 10/15/46(2)	637	642
Towd Point Mortgage Trust 2025-CES4, A1A 144A 5.091%, 10/25/65(2)(8)	1,137	1,141
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(2)	1,400	1,417
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(2)	1,534	1,558
Upgrade Master Pass-Through Trust
2025-ST3, A 144A 5.981%, 6/15/32(2)	1,214	1,228
2025-ST4, A 144A 5.495%, 8/16/32(2)	1,661	1,670
UPX HIL Issuer Trust 2025-1, A 144A 5.160%, 1/25/47(2)	1,432	1,443
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(2)	1,691	1,690
VFI ABS LLC 2023-1A, A 144A 7.270%, 3/26/29(2)	28	28
Westgate Resorts LLC 2024-1A, A 144A 6.060%, 1/20/38(2)	725	736
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(2)	857	809
		61,591

Student Loan—0.1%
MPOWER Education Trust 2025-A, A 144A 6.620%, 7/21/42(2)	1,374	1,400
Total Asset-Backed Securities (Identified Cost $104,964)		105,369

	Par Value(1)	Value

Corporate Bonds and Notes—34.7%
Communication Services—2.1%
CCO Holdings LLC 144A 4.750%, 3/1/30(2)	$1,985	$1,896
CMG Media Corp. 144A 8.875%, 6/18/29(2)	2,220	1,907
CSC Holdings LLC
144A 11.750%, 1/31/29(2)	1,380	1,025
144A 4.125%, 12/1/30(2)	795	487
DIRECTV Financing LLC
144A 5.875%, 8/15/27(2)	332	334
144A 8.875%, 2/1/30(2)	870	882
144A 8.875%, 2/1/30(2)	125	126
DISH Network Corp. 144A 11.750%, 11/15/27(2)	875	911
Gray Media, Inc. 144A 9.625%, 7/15/32(2)	1,165	1,209
IHS Holding Ltd. 144A 8.250%, 11/29/31(2)	377	393
Meta Platforms, Inc. 5.750%, 11/15/65	2,140	2,041
Millennium Escrow Corp. 144A 6.625%, 8/1/26(2)	1,960	1,889
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(2)	555	111
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(2)	965	1,008
Snap, Inc.
144A 6.875%, 3/1/33(2)	975	1,010
144A 6.875%, 3/15/34(2)	490	505
Sprint Capital Corp. 8.750%, 3/15/32	645	780
Telesat Canada 144A 6.500%, 10/15/27(2)	365	168
Turkcell Iletisim Hizmetleri AS 144A 7.650%, 1/24/32(2)	450	477
Univision Communications, Inc. 144A 8.000%, 8/15/28(2)	1,565	1,621
		18,780

Consumer Discretionary—2.1%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	1,190	1,241
Ashtead Capital, Inc.
144A 5.500%, 8/11/32(2)	620	640
144A 5.800%, 4/15/34(2)	890	933
Ashton Woods USA LLC 144A 4.625%, 4/1/30(2)	1,270	1,213
Churchill Downs, Inc. 144A 6.750%, 5/1/31(2)	515	534
Clarios Global LP
144A 6.750%, 2/15/30(2)	50	52
144A 6.750%, 9/15/32(2)	280	290
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	2,615	1,911
Ford Motor Co. 4.750%, 1/15/43	475	376
Ford Motor Credit Co. LLC
7.350%, 3/6/30	450	483
6.500%, 2/7/35	810	839
Forvia SE 144A 6.750%, 9/15/33(2)	970	1,002
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Consumer Discretionary—continued
Great Canadian Gaming Corp. 144A 8.750%, 11/15/29(2)	$345	$349
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)	1,377	1,353
New Home Co., Inc. (The)
144A 9.250%, 10/1/29(2)	955	997
144A 8.500%, 11/1/30(2)	115	118
Newell Brands, Inc.
6.375%, 9/15/27	750	754
6.625%, 9/15/29	1,332	1,327
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(2)	630	597
Polaris, Inc. 5.600%, 3/1/31	1,755	1,773
Taylor Morrison Communities, Inc. 144A 5.750%, 11/15/32(2)	65	67
Under Armour, Inc. 144A 7.250%, 7/15/30(2)	645	646
Wayfair LLC
144A 7.250%, 10/31/29(2)	10	10
144A 6.750%, 11/15/32(2)	390	401
Weekley Homes LLC 144A 4.875%, 9/15/28(2)	1,105	1,090
		18,996

Consumer Staples—0.8%
Albertsons Cos., Inc.
144A 4.875%, 2/15/30(2)	1,615	1,602
144A 5.750%, 3/31/34(2)	130	130
Coty, Inc. 144A 6.625%, 7/15/30(2)	720	738
Pilgrim’s Pride Corp. 6.250%, 7/1/33	1,505	1,609
Post Holdings, Inc. 144A 6.375%, 3/1/33(2)	1,630	1,646
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(2)	1,580	1,588
		7,313

Energy—5.1%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(2)	1,125	1,186
Antero Midstream Partners LP 144A 5.750%, 7/1/34(2)	105	106
BP Capital Markets plc 4.875% (10)	1,650	1,641
Buckeye Partners LP 144A 6.750%, 2/1/30(2)	510	535
Caturus Energy LLC 144A 8.500%, 2/15/30(2)	1,220	1,271
Columbia Pipelines Operating Co. LLC 144A 6.036%, 11/15/33(2)	1,270	1,360
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(2)	1,305	1,209
Ecopetrol S.A. 4.625%, 11/2/31	539	480
Enbridge, Inc. 8.500%, 1/15/84	1,115	1,279
Energean Israel Finance Ltd. 144A, RegS 5.875%, 3/30/31(2)(4)	248	240
	Par Value(1)	Value

Energy—continued
Energy Transfer LP
Series G 7.125%(10)	$345	$353
Series H 6.500%(10)	660	663
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)	2,150	1,978
Genesis Energy LP 8.875%, 4/15/30	1,545	1,626
Geopark Ltd. 144A 8.750%, 1/31/30(2)	462	431
Harbour Energy plc 144A 6.327%, 4/1/35(2)	1,555	1,575
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(2)	700	737
HF Sinclair Corp. 6.250%, 1/15/35	1,545	1,611
Hilcorp Energy I LP
144A 5.750%, 2/1/29(2)	485	480
144A 6.000%, 2/1/31(2)	485	461
144A 7.250%, 2/15/35(2)	795	756
Kodiak Gas Services LLC 144A 6.750%, 10/1/35(2)	520	535
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(2)(4)	310	315
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(2)	1,550	1,593
Mesquite Energy, Inc. 144A 7.250%, 7/15/26(2)(9)	375	— (11)
Nabors Industries Ltd. 144A 7.500%, 1/15/28(2)	630	630
Occidental Petroleum Corp.
5.550%, 10/1/34(7)	890	908
6.200%, 3/15/40	865	878
Pertamina Persero PT
144A 2.300%, 2/9/31(2)	591	525
144A 6.450%, 5/30/44(2)	378	403
Petroleos de Venezuela S.A. RegS 9.000%, 11/17/21(3)(4)	6,869	1,717
Petroleos del Peru S.A. RegS 4.750%, 6/19/32(4)	779	580
Petroleos Mexicanos
6.840%, 1/23/30	1,143	1,161
5.950%, 1/28/31	897	868
6.700%, 2/16/32	378	377
6.950%, 1/28/60	1,012	821
6.350%, 2/12/48	429	337
Petronas Capital Ltd.
144A 3.500%, 4/21/30(2)	466	453
144A 5.848%, 4/3/55(2)	1,443	1,508
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(2)	814	720
South Bow Canadian Infrastructure Holdings Ltd. 7.500%, 3/1/55	1,755	1,876
Teine Energy Ltd. 144A 6.875%, 4/15/29(2)	415	415
Tidewater, Inc. 144A 9.125%, 7/15/30(2)	740	794
Transocean International Ltd.
144A 8.250%, 5/15/29(2)	175	176
144A 8.750%, 2/15/30(2)	300	313
144A 8.500%, 5/15/31(2)	615	609
144A 7.875%, 10/15/32(2)	55	57
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Energy—continued
Uzbekneftegaz JSC 144A 8.750%, 5/7/30(2)	$611	$653
Venture Global Calcasieu Pass LLC 144A 4.125%, 8/15/31(2)	485	441
Venture Global LNG, Inc.
144A 9.000%(2)(10)	830	655
144A 9.875%, 2/1/32(2)	1,150	1,188
Western Midstream Operating LP 5.250%, 2/1/50	1,990	1,704
Williams Cos., Inc. (The) 5.150%, 3/15/34	1,430	1,454
YPF S.A. 144A 9.500%, 1/17/31(2)	353	376
		45,018

Financials—13.6%
Acrisure LLC
144A 8.250%, 2/1/29(2)	380	395
144A 6.000%, 8/1/29(2)	1,585	1,566
AerCap Ireland Capital DAC
6.950%, 3/10/55	577	605
6.500%, 1/31/56	775	799
Albion Financing 1 S.a.r.l. 144A 7.000%, 5/21/30(2)	1,310	1,367
Allianz SE
144A 6.350%, 9/6/53(2)	1,000	1,074
144A 5.600%, 9/3/54(2)	450	461
Ally Financial, Inc. 5.543%, 1/17/31	1,310	1,340
Altice Financing S.A. 144A 5.000%, 1/15/28(2)	2,575	1,790
Altice France Lux 3 144A 10.000%, 1/15/33(2)	132	121
American Express Co. 5.625%, 7/28/34	1,725	1,801
American National Group, Inc. 7.000%, 12/1/55	309	309
Apollo Debt Solutions BDC 6.900%, 4/13/29	1,560	1,636
Apollo Global Management, Inc. 6.000%, 12/15/54	1,550	1,531
Arsenal AIC Parent LLC 144A 11.500%, 10/1/31(2)	825	908
Ascent Resources Utica Holdings LLC 144A 6.625%, 7/15/33(2)	840	869
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)	1,020	948
Avolon Holdings Funding Ltd. 144A 5.750%, 11/15/29(2)	905	938
Azorra Finance Ltd. 144A 7.250%, 1/15/31(2)	830	870
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	400	400
Banco de Credito del Peru S.A. 144A 6.450%, 7/30/35(2)	648	676
Banco de Credito e Inversiones S.A. 144A 7.500% (2)(7)(10)	515	547
Banco Mercantil del Norte S.A. 144A 8.375% (2)(10)	395	414
Bank of America Corp. 5.518%, 10/25/35	2,460	2,519
	Par Value(1)	Value

Financials—continued
Barclays plc 7.437%, 11/2/33	$1,245	$1,424
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 8.125%, 1/8/39(2)	395	426
Blackstone Private Credit Fund 6.000%, 1/29/32	935	949
Block, Inc.
6.500%, 5/15/32	1,105	1,149
144A 6.000%, 8/15/33(2)	260	267
Blue Owl Credit Income Corp. 6.650%, 3/15/31	1,195	1,231
Blue Owl Finance LLC 3.125%, 6/10/31	1,760	1,595
BNSF Funding Trust I 6.613%, 12/15/55	1,090	1,090
BPCE S.A.
144A 7.003%, 10/19/34(2)	1,100	1,225
144A 6.915%, 1/14/46(2)	235	251
Broadstreet Partners Group LLC 144A 5.875%, 4/15/29(2)	665	664
Capital One Financial Corp.
2.359%, 7/29/32	720	630
6.377%, 6/8/34	960	1,038
Capital Power U.S. Holdings, Inc. 144A 6.189%, 6/1/35(2)	1,285	1,341
Charles Schwab Corp. (The)
6.136%, 8/24/34	1,020	1,112
Series H 4.000%(10)	849	793
Series I 4.000%(10)	535	532
Chobani Holdco II LLC (8.750% Cash or 9.500% PIK) 144A 8.750%, 10/1/29(2)(12)	1	1
Cipher Compute LLC 144A 7.125%, 11/15/30(2)	75	76
Citigroup, Inc.
6.270%, 11/17/33	615	670
6.174%, 5/25/34	719	764
Series X 3.875%(10)	1,805	1,799
Constellation Oil Services Holding S.A. 144A 9.375%, 11/7/29(2)(7)	334	347
Corebridge Financial, Inc. 6.375%, 9/15/54	1,504	1,515
DAE Funding LLC 144A 3.375%, 3/20/28(2)	1,072	1,042
DBR Land Holdings LLC 144A 6.250%, 12/1/30(2)	520	532
Deutsche Bank AG 5.403%, 9/11/35(7)	1,260	1,285
Drawbridge Special Opportunities Fund LP 144A 5.950%, 9/17/30(2)	1,410	1,345
Endo Finance Holdings, Inc. 144A 8.500%, 4/15/31(2)	1,505	1,591
F&G Annuities & Life, Inc. 6.500%, 6/4/29	1,525	1,589
Fifth Third Bancorp 4.337%, 4/25/33	965	943
Flutter Treasury DAC 144A 5.875%, 6/4/31(2)	2,090	2,119
Focus Financial Partners LLC 144A 6.750%, 9/15/31(2)	455	468
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Foundry JV Holdco LLC 144A 5.875%, 1/25/34(2)	$1,130	$1,160
Froneri Lux FinCo S.a.r.l. 144A 6.000%, 8/1/32(2)	405	410
FS Luxembourg S.a.r.l.
144A 8.875%, 2/12/31(2)(7)	200	209
144A 8.625%, 6/25/33(2)	150	154
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(2)	907	1,036
144A 7.950%, 10/15/54(2)	330	341
Global Payments, Inc. 5.550%, 11/15/35	1,750	1,739
Goldman Sachs Group, Inc. (The)
5.330%, 7/23/35	980	1,007
6.450%, 5/1/36	355	390
Grifols S.A. 144A 4.750%, 10/15/28(2)	1,380	1,363
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(2)	490	506
HA Sustainable Infrastructure Capital, Inc.
6.375%, 7/1/34	791	806
6.750%, 7/15/35	905	945
Huntington Bancshares, Inc.
5.709%, 2/2/35	575	601
6.141%, 11/18/39	995	1,037
Icon Investments Six DAC 6.000%, 5/8/34	1,695	1,792
Imperial Brands Finance plc 144A 5.625%, 7/1/35(2)	1,615	1,658
ION Platform Finance U.S., Inc.
144A 8.750%, 5/1/29(2)	430	436
144A 9.500%, 5/30/29(2)	1,745	1,767
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(2)	1,580	1,622
JPMorgan Chase & Co.
5.717%, 9/14/33	570	603
5.350%, 6/1/34	600	623
6.254%, 10/23/34	820	900
5.576%, 7/23/36	1,210	1,252
KeyCorp
4.789%, 6/1/33	680	680
6.401%, 3/6/35	415	451
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)	2,040	2,011
Lloyds Banking Group plc 6.625% (10)	100	100
Maxam Prill S.a.r.l. 144A 7.750%, 7/15/30(2)	1,095	1,133
Melco Resorts Finance Ltd. 144A 5.375%, 12/4/29(2)	680	672
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(2)	570	508
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(2)	1,080	1,078
Morgan Stanley
6.342%, 10/18/33	710	778
5.250%, 4/21/34	570	587
5.424%, 7/21/34	345	359
5.948%, 1/19/38	352	370
Movida Europe S.A. 144A 7.850%, 4/11/29(2)(7)	463	438
	Par Value(1)	Value

Financials—continued
MSCI, Inc. 144A 3.625%, 9/1/30(2)	$1,431	$1,367
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(2)	970	981
NatWest Group plc 6.475%, 6/1/34	1,185	1,244
NCR Atleos Corp. 144A 9.500%, 4/1/29(2)	510	553
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55	1,125	1,185
Nippon Life Insurance Co.
144A 6.250%, 9/13/53(2)	1,335	1,413
144A 6.500%, 4/30/55(2)	140	151
Northern Trust Corp.
3.375%, 5/8/32	600	592
5.117%, 11/19/40	355	354
OneMain Finance Corp.
6.125%, 5/15/30	190	194
7.125%, 11/15/31	1,575	1,644
6.750%, 9/15/33	195	197
Opal Bidco SAS 144A 6.500%, 3/31/32(2)	120	123
Organon & Co. 144A 4.125%, 4/30/28(2)	1,400	1,364
Park River Holdings, Inc. 144A 8.000%, 3/15/31(2)	165	170
Phoenix Aviation Capital Ltd. 144A 9.250%, 7/15/30(2)	690	735
PNC Financial Services Group, Inc. (The) 5.575%, 1/29/36	1,945	2,028
Prudential Financial, Inc.
5.125%, 3/1/52	344	341
6.750%, 3/1/53	560	598
6.500%, 3/15/54	610	645
Reinsurance Group of America, Inc. 6.650%, 9/15/55	1,260	1,302
Rivers Enterprise Lender LLC 144A 6.250%, 10/15/30(2)	205	209
Rocket Cos., Inc. 144A 6.375%, 8/1/33(2)	785	818
Saks Global Enterprises LLC 144A 11.000%, 12/15/29(2)(3)(9)	330	— (11)
SGUS LLC 144A 11.000%, 12/15/29(2)(3)	426	158
Societe Generale S.A. 144A 6.066%, 1/19/35(2)(7)	1,275	1,346
South Bow USA Infrastructure Holdings LLC 5.584%, 10/1/34	525	530
Standard Building Solutions, Inc. 144A 5.875%, 3/15/34(2)	750	752
State Street Corp.
6.123%, 11/21/34	700	756
Series I 6.700%(10)	550	574
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(2)	1,475	1,533
Sumitomo Life Insurance Co. 144A 5.875%, 9/10/55(2)	1,655	1,672
Synergy Infrastructure Holdings LLC 144A 7.875%, 12/1/30(2)	885	917
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	945	934
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Toll Brothers Finance Corp. 5.600%, 6/15/35(7)	$770	$797
Toronto-Dominion Bank (The) 8.125%, 10/31/82	995	1,049
Truist Financial Corp.
5.122%, 1/26/34	770	784
5.867%, 6/8/34	390	415
UBS Group AG 144A 4.988%, 8/5/33(2)	1,090	1,106
Wells Fargo & Co.
5.389%, 4/24/34	425	442
6.491%, 10/23/34	310	343
Series BB 3.900%(10)	1,425	1,421
Wrangler Holdco Corp. 144A 6.625%, 4/1/32(2)	495	519
		121,465

Health Care—2.1%
180 Medical, Inc. 144A 5.300%, 10/8/35(2)	1,700	1,694
Acadia Healthcare Co., Inc. 144A 5.500%, 7/1/28(2)	45	45
AMN Healthcare, Inc. 144A 6.500%, 1/15/31(2)	445	445
Amneal Pharmaceuticals LLC 144A 6.875%, 8/1/32(2)	50	53
Baxter International, Inc. 5.650%, 12/15/35	1,760	1,781
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(2)	1,448	1,428
Community Health Systems, Inc.
144A 5.250%, 5/15/30(2)	680	639
144A 4.750%, 2/15/31(2)	1,510	1,345
CVS Health Corp. 6.750%, 12/10/54	1,025	1,070
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	1,630	1,506
Genmab A/S
144A 6.250%, 12/15/32(2)	50	51
144A 7.250%, 12/15/33(2)	80	84
HCA, Inc.
5.500%, 6/1/33	740	770
5.600%, 4/1/34	530	553
5.450%, 9/15/34	305	314
LifePoint Health, Inc.
144A 9.875%, 8/15/30(2)	1,115	1,201
144A 10.000%, 6/1/32(2)	425	451
Molina Healthcare, Inc. 144A 6.250%, 1/15/33(2)	405	413
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(2)	825	866
Smith & Nephew plc 5.400%, 3/20/34	1,530	1,580
Solstice Advanced Materials, Inc. 144A 5.625%, 9/30/33(2)	60	61
Tenet Healthcare Corp. 144A 6.000%, 11/15/33(2)	195	201
Universal Health Services, Inc.
2.650%, 1/15/32	631	557
	Par Value(1)	Value

Health Care—continued
5.050%, 10/15/34	$1,315	$1,290
		18,398

Industrials—3.7%
Adani Ports & Special Economic Zone Ltd. 144A 4.375%, 7/3/29(2)	700	678
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	698	702
Altice France S.A. 144A 6.500%, 4/15/32(2)	562	539
Aviation Capital Group LLC
144A 3.500%, 11/1/27(2)	705	694
144A 6.750%, 10/25/28(2)	150	159
144A 5.125%, 4/10/30(2)	620	630
144A 6.375%, 7/15/30(2)	325	347
Boeing Co. (The)
5.805%, 5/1/50	325	320
5.930%, 5/1/60	1,355	1,329
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)	1,062	971
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(2)	1,290	1,334
Carpenter Technology Corp. 144A 5.625%, 3/1/34(2)	40	41
Chart Industries, Inc. 144A 7.500%, 1/1/30(2)	10	10
Cimpress plc 144A 7.375%, 9/15/32(2)	1,695	1,729
Cornerstone Building Brands, Inc. 144A 9.500%, 8/15/29(2)	1,350	999
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)	1,265	1,159
DP World Ltd. 144A 6.850%, 7/2/37(2)	200	226
FTAI Aviation Investors LLC
144A 7.000%, 5/1/31(2)	165	174
144A 7.000%, 6/15/32(2)	1,510	1,587
Garda World Security Corp. 144A 8.375%, 11/15/32(2)	945	963
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(2)	1,400	1,493
Global Medical Response, Inc. 144A 7.375%, 10/1/32(2)	630	655
Herc Holdings, Inc.
144A 7.250%, 6/15/33(2)	345	366
144A 6.000%, 3/15/34(2)	570	578
Icahn Enterprises LP
6.250%, 5/15/26	33	33
5.250%, 5/15/27	365	360
144A 10.000%, 11/15/29(2)	1,130	1,129
LBM Acquisition LLC 144A 6.250%, 1/15/29(2)	1,695	1,526
Madison IAQ LLC 144A 5.875%, 6/30/29(2)	910	904
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/30(2)	1,085	1,042
Neptune Bidco U.S., Inc.
144A 9.290%, 4/15/29(2)	1,480	1,483
144A 10.375%, 5/15/31(2)	110	113
Regal Rexnord Corp. 6.400%, 4/15/33	1,333	1,434
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Industrials—continued
Science Applications International Corp.
144A 4.875%, 4/1/28(2)	$650	$648
144A 5.875%, 11/1/33(2)	305	309
TransDigm, Inc.
144A 6.875%, 12/15/30(2)	885	926
144A 6.625%, 3/1/32(2)	630	655
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	550	574
United Airlines Pass-Through-Trust 2024-1, AA 5.450%, 8/15/38	874	898
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(2)(7)	1,645	1,701
VoltaGrid LLC 144A 7.375%, 11/1/30(2)	850	842
WESCO Distribution, Inc. 144A 6.625%, 3/15/32(2)	435	454
White Cap Supply Holdings LLC 144A 7.375%, 11/15/30(2)	330	341
		33,055

Information Technology—1.0%
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	1,195	1,245
144A 4.000%, 7/1/29(2)(7)	600	586
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(2)	1,565	1,630
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(2)	635	638
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(2)	860	884
Oracle Corp.
6.250%, 11/9/32	590	615
5.500%, 8/3/35	760	745
Rocket Software, Inc. 144A 9.000%, 11/28/28(2)	1,750	1,804
WULF Compute LLC 144A 7.750%, 10/15/30(2)	730	752
		8,899

Materials—1.8%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(2)(9)	1,235	93
Bayport Polymers LLC 144A 5.140%, 4/14/32(2)	1,460	1,446
Capstone Copper Corp. 144A 6.750%, 3/31/33(2)	925	960
Cleveland-Cliffs, Inc. 144A 7.625%, 1/15/34(2)	955	998
Corp. Nacional del Cobre de Chile RegS 6.440%, 1/26/36(4)	1,087	1,175
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(2)	1,493	1,494
Illuminate Buyer LLC 144A 9.000%, 7/1/28(2)	462	463
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(2)	1,280	887
LSB Industries, Inc. 144A 6.250%, 10/15/28(2)	1,980	1,977
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(2)	591	595
	Par Value(1)	Value

Materials—continued
Samarco Mineracao S.A. (9.500% PIK) 144A 9.500%, 6/30/31(2)(12)	$387	$393
Sonoco Products Co. 5.000%, 9/1/34	980	971
Taseko Mines Ltd. 144A 8.250%, 5/1/30(2)	515	547
Trivium Packaging Finance B.V.
144A 8.250%, 7/15/30(2)	105	113
144A 12.250%, 1/15/31(2)	530	575
Westlake Corp. 5.550%, 11/15/35	1,755	1,755
WR Grace Holdings LLC 144A 5.625%, 8/15/29(2)	1,737	1,653
		16,095

Real Estate—0.3%
Iron Mountain, Inc. 144A 6.250%, 1/15/33(2)	1,050	1,059
Millrose Properties, Inc. 144A 6.250%, 9/15/32(2)	740	746
Port of Spain Waterfront Development RegS 7.875%, 2/19/40(4)	309	308
Service Properties Trust 4.950%, 2/15/27	455	457
		2,570

Utilities—2.1%
AES Corp. (The) 7.600%, 1/15/55	660	672
Alpha Generation LLC 144A 6.250%, 1/15/34(2)	380	383
CMS Energy Corp. 4.750%, 6/1/50	1,485	1,461
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.650%, 1/24/33(2)	324	348
Dominion Energy, Inc.
6.200%, 2/15/56	820	821
Series B 7.000%, 6/1/54	630	682
Electricite de France S.A. 144A 6.900%, 5/23/53(2)	1,015	1,118
Enel Finance International N.V.
144A 7.500%, 10/14/32(2)	585	674
144A 5.500%, 6/26/34(2)	585	606
Entergy Corp. 7.125%, 12/1/54	1,420	1,491
Eskom Holdings 144A 8.450%, 8/10/28(2)	595	639
Ferrellgas LP 144A 5.875%, 4/1/29(2)	1,360	1,307
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(2)	1,460	1,540
Limak Yenilenebilir Enerji AS 144A 9.625%, 8/12/30(2)	300	294
NGL Energy Operating LLC
144A 8.125%, 2/15/29(2)	165	171
144A 8.375%, 2/15/32(2)	1,330	1,377
NRG Energy, Inc. 144A 7.000%, 3/15/33(2)	1,007	1,113
Southern California Edison Co. 6.000%, 1/15/34	1,165	1,223
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Utilities—continued
Suburban Propane Partners LP 144A 6.500%, 12/15/35(2)	$485	$485
Vistra Corp. 144A 8.000% (2)(10)	902	925
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(2)	1,130	1,190
		18,520

Total Corporate Bonds and Notes (Identified Cost $304,733)		309,109

Leveraged Loans—7.9%
Aerospace—0.1%
Brown Group Holding LLC Tranche B-2 0.000%, 7/1/31(8)(13)	194	195
Rand Parent LLC 2025, Tranche B (3 month Term SOFR + 3.000%) 6.672%, 3/18/30(8)	443	444
		639

Chemicals—0.3%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 6.966%, 2/18/30(8)	841	679
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 2.500%) 6.216%, 12/31/29(8)	863	863
Nouryon Finance B.V. 2024, Tranche B-1 (3-6 month Term SOFR + 3.250%) 7.036%, 4/3/28(8)	556	555
USALCO LLC 2025 (1 month Term SOFR + 3.500%) 7.216%, 9/30/31(8)	469	471
		2,568

Consumer Durables—0.2%
Gloves Buyer, Inc. (1 month Term SOFR + 4.000%) 7.716%, 5/21/32(8)	505	502
Skechers U.S.A., Inc. Tranche B-1 (3 month Term SOFR + 3.250%) 6.922%, 9/13/32(8)	725	730
White Cap Supply Holdings LLC Tranche C (1 month Term SOFR + 3.250%) 6.966%, 10/19/29(8)	757	760
		1,992

Consumer Non-Durables—0.2%
AI Aqua Merger Sub, Inc. 2025, Tranche B (1-3 month Term SOFR + 3.000%) 6.652% - 6.854%, 7/31/28(8)	667	668
Albion Financing 3 S.a.r.l. 2025, Tranche A (3 month Term SOFR + 3.000%) 6.868%, 5/21/31(8)	1,015	1,020
		1,688

Energy—0.3%
Blackfin Pipeline LLC (1 month Term SOFR + 3.000%) 6.750%, 9/30/30(8)	780	781
	Par Value(1)	Value

Energy—continued
CVR CHC LP Tranche B (3 month Term SOFR + 4.000%) 7.672%, 12/30/27(8)	$241	$241
Freeport LNG Investments LLP 2025, Tranche B (3 month Term SOFR + 3.250%) 7.120%, 12/21/28(8)	744	746
M6 ETX Holdings II Midco LLC Tranche B (1 month Term SOFR + 2.500%) 0.000%, 4/1/32(8)	556	559
Traverse Midstream Partners LLC Tranche B (3 month Term SOFR + 2.500%) 6.340%, 2/16/28(8)	489	490
		2,817

Financials—0.5%
Acrisure LLC 2024, Tranche B-6 (1 month Term SOFR + 3.000%) 6.716%, 11/6/30(8)	597	596
AL GCX Holdings LLC Tranche B (1 month Term SOFR + 2.000%) 5.815%, 1/30/32(8)	480	479
Ardonagh Group FinCo Pty Ltd. 2025, Tranche B (3-6 month Term SOFR + 2.750%) 6.422% - 6.950%, 2/15/31(8)	440	439
Asurion LLC Tranche B-3, Second Lien (1 month Term SOFR + 5.364%) 9.081%, 1/31/28(8)	435	433
BroadStreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 2.750%) 6.466%, 6/13/31(8)	830	832
Focus Financial Partners LLC Tranche B (1 month Term SOFR + 2.500%) 6.216%, 9/15/31(8)	816	817
PEX Holdings LLC (3 month Term SOFR + 2.750%) 6.422%, 11/20/31(8)	645	645
		4,241

Food / Tobacco—0.2%
Aspire Bakeries Holdings LLC (1 month Term SOFR + 3.500%) 7.221%, 12/23/30(8)	777	779
Del Monte Foods Corp. II, Inc. (1 month Term SOFR + 9.600%) 13.350%, 4/2/26(8)	106	101
Del Monte Foods, Inc.
(1 month Term SOFR + 9.600%) 13.336%, 4/2/26(8)	157	127
(3 month Term SOFR + 4.900%) 8.605%, 8/2/28(14)	464	5
(3 month Term SOFR + 8.150%) 11.923%, 8/2/28(14)	89	41
(3-6 month Term SOFR + 4.400%) 8.105% - 8.173%, 8/2/28(9)(14)	202	6
Red SPV LLC (1 month Term SOFR + 2.250%) 5.984%, 3/15/32(8)	751	751
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Food / Tobacco—continued
Snacking Investments Bidco Pty Ltd. (3 month Term SOFR + 3.000%) 6.838%, 10/12/32(8)	$205	$206
		2,016

Food and Drug—0.1%
Dechra Pharmaceuticals Holdings Ltd. Tranche B-1 (6 month Term SOFR + 3.000%) 7.197%, 1/27/32(8)	675	679
Forest Prod / Containers—0.1%
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 3.175%) 6.891%, 4/13/29(8)	555	555
Klockner Pentaplast of America, Inc. Tranche B (5 month Term SOFR + 4.975%) 9.019%, 2/12/26(14)	812	131
		686

Gaming / Leisure—0.2%
Catawba Nation Gaming Authority Tranche B (1 month Term SOFR + 4.750%) 8.466%, 3/29/32(8)	575	588
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 7.172%, 11/12/29(8)	654	579
Turquoise Topco Ltd. 0.000%, 12/30/32(8)(13)	440	434
		1,601

Health Care—1.2%
Agiliti Health, Inc. 2023, Tranche B (3 month Term SOFR + 3.000%) 6.861%, 5/1/30(8)	427	417
Amneal Pharmaceuticals LLC (1 month Term SOFR + 3.500%) 7.216%, 8/2/32(8)	294	296
Argent Finco LLC 0.000%, 11/12/32(8)(13)	605	609
Bausch & Lomb Corp.
(1 month Term SOFR + 4.000%) 7.716%, 9/29/28(8)	274	274
2025 0.000%, 1/15/31(8)(13)	225	227
Cotiviti, Inc. (1 month Term SOFR + 2.750%) 6.623%, 5/1/31(8)	491	471
Endo Finance Holdings, Inc. Tranche B (1 month Term SOFR + 3.750%) 7.466%, 4/23/31(8)	197	196
Financiere Mendel (3 month Term SOFR + 2.750%) 6.593%, 11/8/30(8)	178	179
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 7.772%, 10/1/27(8)	838	822
Genmab A/S Tranche B (3 month Term SOFR + 3.000%) 6.733%, 12/12/32(8)	200	201
Global Medical Response, Inc. (3 month Term SOFR + 3.500%) 7.384%, 10/1/32(8)	899	904
	Par Value(1)	Value

Health Care—continued
Grifols Worldwide Operations USA, Inc. Tranche B (3 month Term SOFR + 2.150%) 5.972%, 11/15/27(8)	$865	$864
Hanger, Inc.
(1 month Term SOFR + 3.500%) 7.216%, 10/23/31(8)	55	56
(1 month Term SOFR + 3.500%) 7.216%, 10/23/31(8)	728	730
IVC Acquisition Ltd. Tranche B-12 (3 month Term SOFR + 3.750%) 7.422%, 12/12/28(8)	342	343
Lannett Co., Inc. First Lien 2.000%, 6/16/30(9)	21	16
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 7.655%, 5/16/31(8)	766	768
Tranche B-2 (1 month Term SOFR + 3.500%) 7.335%, 5/16/31(8)	109	109
Lumexa Imaging, Inc. 0.000%, 12/13/32(8)(13)	340	341
Modivcare, Inc. (3 month Term SOFR + 6.750%) 10.752%, 7/1/31(3)	158	60
Parexel International, Inc. Tranche B (1 month Term SOFR + 2.750%) 6.466%, 12/9/31(8)	240	241
Radiology Partners, Inc. Tranche B (3 month Term SOFR + 4.500%) 8.172%, 6/30/32(8)	773	771
Southern Veterinary Partners LLC 2025 (3 month Term SOFR + 2.500%) 6.365%, 12/4/31(8)	902	901
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 7.672%, 9/27/30(8)	826	826
Upstream Newco, Inc. 2025 (3 month Term SOFR + 4.512%) 8.179%, 11/20/29(8)	340	302
		10,924

Housing—0.2%
Chariot Buyer LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 6.466%, 9/8/32(8)	838	839
Cornerstone Building Brands, Inc. Tranche B (1 month Term SOFR + 3.250%) 7.100%, 4/12/28(8)	580	452
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.000%) 6.672%, 1/17/32(8)	432	434
		1,725

Information Technology—1.1%
Applied Systems, Inc.
2024, Second Lien (3 month Term SOFR + 4.500%) 8.172%, 2/23/32(8)	80	81
Tranche B-1 (3 month Term SOFR + 2.500%) 6.172%, 2/24/31(8)	1,085	1,090
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 6.922%, 7/6/29(8)	755	638
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Information Technology—continued
Cloud Software Group, Inc. Tranche B-2 (1-3 month Term SOFR + 3.250%) 6.922%, 3/21/31(8)	$744	$745
ConnectWise LLC (3 month Term SOFR + 3.762%) 7.434%, 9/29/28(8)	438	430
Delivery Hero SE Tranche B (3 month Term SOFR + 5.000%) 8.843%, 12/12/29(8)	850	851
ECL Entertainment LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 6.716%, 8/30/30(8)	511	510
Genesys Cloud Services Holdings II LLC 2025 (1 month Term SOFR + 2.500%) 6.216%, 1/30/32(8)	749	747
Indicor LLC Tranche D (3 month Term SOFR + 2.750%) 6.422%, 11/22/29(8)	692	696
Ion Platform Finance U.S., Inc. (3 month Term SOFR + 3.750%) 7.422%, 10/7/32(8)	600	562
Project Ruby Ultimate Parent Corp. Tranche B-5 (1 month Term SOFR + 2.864%) 6.581%, 3/10/28(8)	854	856
Proofpoint, Inc. 2025, Tranche B, First Lien (3 month Term SOFR + 3.000%) 6.672%, 8/31/28(8)	984	988
Rocket Software, Inc. (1 month Term SOFR + 3.750%) 7.466%, 11/28/28(8)	602	601
Trio Bidco, Inc. Tranche B (3 month Term SOFR + 4.000%) 7.672%, 10/29/32(8)	394	394
UKG, Inc. Tranche B (3 month Term SOFR + 2.500%) 6.338%, 2/10/31(8)	637	637
		9,826

Manufacturing—0.5%
Arcline FM Holdings LLC 2025 (3 month Term SOFR + 2.750%) 6.422%, 6/24/30(8)	906	909
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 8.343%, 9/28/28(8)	767	762
Dynamo U.S. Bidco, Inc. Tranche B-1 (1 month Term SOFR + 3.250%) 7.093%, 9/30/31(8)	158	159
Glatfelter Corp. Tranche B (3 month Term SOFR + 4.250%) 8.072%, 11/4/31(8)	625	620
Husky Injection Molding Systems Ltd. (1-3 month Term SOFR + 3.750%) 7.466% - 7.590%, 2/15/29(8)	619	623
LSF12 Crown U.S. Commercial Bidco LLC 2025 (1 month Term SOFR + 3.500%) 7.373%, 12/2/31(8)	806	811
TK Elevator Midco GmbH Tranche B (3 month Term SOFR + 2.750%) 6.947%, 4/30/30(8)	670	673
		4,557

Media / Telecom - Broadcasting—0.3%
CMG Media Corp. (3 month Term SOFR + 3.600%) 7.272%, 6/18/29(8)	809	752
	Par Value(1)	Value

Media / Telecom - Broadcasting—continued
EOC Borrower LLC Tranche B (1 month Term SOFR + 3.000%) 6.716%, 3/24/32(8)	$507	$510
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.000%) 6.987%, 12/1/28(8)	369	369
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.500%) 7.331%, 1/31/29(8)	742	739
		2,370

Media / Telecom - Cable/Wireless Video—0.3%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 6.966%, 9/18/30(8)	564	544
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.352%, 8/2/29(8)	816	817
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 6.934%, 11/12/27(8)	1,499	1,418
		2,779

Media / Telecom - Diversified Media—0.2%
Century DE Buyer LLC 2025 (3 month Term SOFR + 3.000%) 6.840%, 10/30/30(8)	915	913
McGraw-Hill Education, Inc. 2025, Tranche B (1 month Term SOFR + 2.750%) 6.466%, 8/6/31(8)	430	433
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 9.011%, 4/11/29(8)	590	582
		1,928

Media / Telecom - Telecommunications—0.2%
Altice France S.A.
Tranche B-11 (3 month Term SOFR + 4.125%) 8.110%, 5/1/28(8)	794	783
Tranche B-12 (3 month Term SOFR + 5.063%) 9.048%, 10/30/28(8)	125	124
Level 3 Financing, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 6.966%, 3/29/32(8)	675	676
		1,583

Media / Telecom - Wireless Communications—0.1%
Viasat, Inc. (1 month Term SOFR + 4.614%) 8.331%, 3/2/29(8)	675	672
Retail—0.2%
CNT Holdings I Corp. 2025 (3 month Term SOFR + 2.250%) 6.090%, 11/8/32(8)	764	765
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 5.966%, 6/11/31(8)	770	762
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Retail—continued
Petco Health & Wellness Co., Inc. First Lien (3 month Term SOFR + 3.512%) 7.184%, 3/3/28(8)	$654	$647
		2,174

Service—1.1%
AlixPartners LLP 2025 (1 month Term SOFR + 2.000%) 5.716%, 8/12/32(8)	760	761
Allied Universal Holdco LLC (1 month Term SOFR + 3.250%) 6.966%, 8/20/32(8)	783	787
Amentum Holdings LLC (1 month Term SOFR + 2.000%) 5.716%, 9/29/31(8)	872	874
Ascend Learning LLC (1 month Term SOFR + 3.000%) 6.716%, 12/11/28(8)	630	631
BIFM U.S. Finance LLC 2025, First Lien (1 month Term SOFR + 3.250%) 6.966%, 5/31/28(8)	662	666
DG Investment Intermediate Holdings 2, Inc. (1 month Term SOFR + 3.750%) 7.466%, 7/9/32(8)	752	752
DXP Enterprises, Inc. 2025 (1 month Term SOFR + 3.250%) 6.966%, 10/11/30(8)	180	181
Fugue Finance B.V. (3 month Term SOFR + 2.750%) 6.572%, 1/9/32(8)	442	443
Garda World Security Corp. (1 month Term SOFR + 3.000%) 6.750%, 2/1/29(8)	756	758
Green Infrastructure Partners, Inc. (3 month Term SOFR + 2.750%) 6.422%, 9/24/32(8)	400	400
Kuehg Corp. (3 month Term SOFR + 2.750%) 6.422%, 6/12/30(8)	617	597
Lernen Bidco Ltd. Tranche B-3 (6 month Term SOFR + 3.500%) 7.160%, 10/27/31(8)	604	605
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.172%, 11/24/28(8)	1,214	1,158
Omnia Partners LLC (3 month Term SOFR + 2.750%) 6.455%, 12/31/32(8)	731	733
Pye Barker Fire & Safety LLC (3 month Term SOFR + 2.500%) 6.206%, 12/16/32(8)	197	198
Trugreen Ltd. Partnership First Lien (1 month Term SOFR + 4.100%) 7.816%, 11/2/27(8)	728	712
		10,256

Transportation - Automotive—0.1%
Wand NewCo 3, Inc. Tranche B-2 (1 month Term SOFR + 2.500%) 6.216%, 1/30/31(8)	495	495
Utilities—0.2%
Hamilton Projects Acquiror LLC (1 month Term SOFR + 2.500%) 6.216%, 5/30/31(8)	505	507
	Par Value(1)	Value

Utilities—continued
Potomac Energy Center LLC (3 month Term SOFR + 3.000%) 6.840%, 8/5/32(8)	$741	$747
South Field Energy LLC
Tranche B (3 month Term SOFR + 3.000%) 7.001%, 8/29/31(8)	203	204
Tranche C (3 month Term SOFR + 3.000%) 6.672%, 8/29/31(8)	12	12
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.000%) 5.873%, 1/27/31(8)	574	575
		2,045

Total Leveraged Loans (Identified Cost $71,937)		70,261

	Shares
Preferred Stock—0.1%
Financials—0.1%
Capital Farm Credit ACA Series 1 144A, 5.000%(2)	525 (15)	520
Total Preferred Stock (Identified Cost $525)		520

Common Stocks—0.1%
Communication Services—0.1%
Altice Luxembourg S.A.(16)	551	9
Atento Luxco 1 S.A.(16)	14,503	255
		264

Consumer Discretionary—0.0%
MYT Holding LLC Class B(9)(16)	42,729	11
NMG Parent LLC Escrow(9)(16)	836	—
West Marine(9)(16)	650	—
		11

Health Care—0.0%
Lannett Co., Inc.(9)(16)	4,574	122
Total Common Stocks (Identified Cost $229)		397

Affiliated Exchange-Traded Fund—0.9%
Financials—0.9%
Virtus Newfleet Securitized Income ETF(17)(18)	325,842	7,903
Total Affiliated Exchange-Traded Fund (Identified Cost $7,964)		7,903

Total Long-Term Investments—97.7% (Identified Cost $858,424)		868,963

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Shares	Value

Short-Term Investment—0.3%
Money Market Mutual Fund—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.651%)(18)	2,496,232	$2,496
Total Short-Term Investment (Identified Cost $2,496)		2,496

Securities Lending Collateral—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.651%)(18)(19)	5,885,727	5,886
Total Securities Lending Collateral (Identified Cost $5,886)		5,886

TOTAL INVESTMENTS—98.6% (Identified Cost $866,806)		$877,345
Other assets and liabilities, net—1.4%		12,346
NET ASSETS—100.0%		$889,691

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BDC	Business Development Companies
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
JSC	Joint Stock Company
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
PIK	Payment-in-Kind Security
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Foreign Currencies:
BRL	Brazilian Real
CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
ZAR	South African Rand

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities amounted to a value of $447,352 or 50.3% of net assets.

(3)	Security in default; no interest payments are being received.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Represents step coupon bond. Rate shown reflects the rate in effect as of December 31, 2025.
(6)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(7)	All or a portion of security is on loan.
(8)
Variable rate security. Rate disclosed is as of December 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(9)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(10)	No contractual maturity date.
(11)	Amount is less than $500 (not in thousands).
(12)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(13)	This loan will settle after December 31, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(14)	Security in default; interest payments are being received.
(15)	Value shown as par value.
(16)	Non-income producing.
(17)	Affiliated investment.
(18)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(19)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	76%
Mexico	1
Canada	1
United Kingdom	1
Ireland	1
South Africa	1
Brazil	1
Other	18
Total	100%
† % of total investments as of December 31, 2025.
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
As of December 31, 2025, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Hanger, Inc., 10/23/31	$39	$39	$39	$1
Pye Barker Fire & Safety LLC, 12/16/32	29	29	30	— (1)
Trio Bidco, Inc., 10/29/32	41	41	41	— (1)
USALCO LLC, 9/30/31	49	49	49	— (1)
Total	$158	$158	$159	$1

(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$38,028	$—	$38,028	$—
Foreign Government Securities	127,197	—	127,197	—
Mortgage-Backed Securities	210,179	—	210,179	—
Asset-Backed Securities	105,369	—	104,931	438
Corporate Bonds and Notes	309,109	—	309,016	93
Leveraged Loans	70,261	—	70,239	22
Equity Securities:
Preferred Stock	520	—	520	—
Common Stocks	397	264	—	133 (1)
Affiliated Exchange-Traded Fund	7,903	7,903	—	—
Money Market Mutual Fund	2,496	2,496	—	—
Securities Lending Collateral	5,886	5,886	—	—
Other Financial Instruments:
Unfunded Loan Commitments*	1	—	1	—
Total Investments	$877,346	$16,549	$860,111	$686

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Unfunded Loan Commitments are valued at the net unrealized appreciation (depreciation).
Security held by the Fund with an end of period value of $531 was transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2025.
See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.